Fair Value (Transfers Between Levels) (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Fair Value Disclosures [Abstract]
Fair Value Assets And Liabilities Transferred Between Levels 1 And Levels 2	$ 199